Significant Accounting Policies - Schedule of Obligations Associated with Deferred Guarantee Income After Adoption of ASC 326 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 694,582
Ending balances	419,843	$ 65,883	¥ 694,582
Accounting Standards Update 2014-09
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	694,582
Fair value of deferred guarantee income at inception of new loans	499,805		1,532,461
Release of deferred guarantee income	(774,544)		(2,319,693)
Ending balances	¥ 419,843		694,582
Accounting Standards Update 2014-09 | Cumulative Effect Period Of Adoption Adjustment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances			¥ 1,481,814